UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards Professionally Managed Portfolios 2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code: (626) 914-7363

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Muzinich Low Duration Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*    /s/  Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date          8/26/2016
* Print the name and title of each signing officer under his or her signature.